Liquidity and Financing Arrangements	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Liquidity and Financing Arrangements [Line Items]
Liquidity and Financing Arrangements

(10)  Liquidity and Financing Arrangements

Liquidity — There are several factors that may materially affect our liquidity during the reasonably foreseeable future including, for example, currency volatility, foreign exchange controls and other items that affect cash flows to our parent company. In view of the foregoing, we believe that our operating cash flow and cash on hand will be sufficient to meet operating requirements from the date of this filing through the next twelve months.

Cash and Cash Equivalents — As of March 31, 2022, we had cash and cash equivalents of $25.3 million on a consolidated basis. As of December 31, 2021, we had cash and cash equivalents of $128.4 million on a consolidated basis. The cash and cash equivalent mainly consists of funds held with the company’s bank in Nigeria. The company ensures we optimize value by managing and placing excess liquidity on fixed deposits to earn income from such excess cashflows. Reduction is cash and cash equivalent is mainly due to a significant repayment of accounts payables to our core suppliers of mobile phones.

(10)  Liquidity and Financing Arrangements

Liquidity — There are several factors that may materially affect our liquidity during the reasonably foreseeable future including, for example, currency volatility, foreign exchange controls and other items that affect cash flows to our parent company. In view of the foregoing, we believe that our operating cash flow and cash on hand will be sufficient to meet operating requirements from the date of this filing through the next twelve months.

Cash and Cash Equivalents — As of September 30, 2021, we had cash and cash equivalents of $25.4 million on a consolidated basis. As of December 31, 2020, we had cash and cash equivalents of $28.2 million.

Short-term Loans — The Company had no short-term loans as at September 30, 2021 or December 31, 2020.

(10)  Liquidity and Financing Arrangements

Liquidity — There are several factors that may materially affect our liquidity during the reasonably foreseeable future including, for example, currency volatility, foreign exchange controls and other items that affect cash flows to our parent company. In view of the foregoing, we believe that our operating cash flow and cash on hand will be sufficient to meet operating requirements from the date of this filing through the next twelve months.

Cash and Cash Equivalents — As of December 31, 2021, we had cash and cash equivalents of $128.4 million on a consolidated basis. As of December 31, 2020, we had cash and cash equivalents of $28.2 million.Our cash and cash equivalents mainly consist of funds held with our bank in Nigeria. We seek to optimize value by managing and placing excess liquidity on fixed deposits to earn income from such excess cashflows.

Short-term Loans — The Company had no short -term loans outstanding as at December 31, 2021 or 2020.